Segment Information - Narrative (Detail) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($) Customer_Group	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment Customer_Group	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Site	May 31, 2017 Site
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Number Of Customer Groups | Customer_Group	4								4
Segment reporting information, revenue	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Fios revenues | Wireline
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 11,900	$ 11,700	$ 11,200
United States and Latin America | Data Center Sale with Equinix
Segment Reporting Information [Line Items]
Number of data center sites sold | Site											23	23